SHARE CAPITAL (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Oct. 23, 2013	Dec. 31, 2010
Common stock, value, authorized	$ 500	$ 500	$ 500
Common stock, value, issued	305	305	244
Stock Issued During Period, Shares, Issued for Services		35,061	11,301
Shares issued	6,000,000	6,035,061	11,301	0
Share Price					$ 9.00
Net proceeds from share issuance	$ 51,167	$ 51,167	$ 0	$ 0
Share capital, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Common Stock, Shares, Outstanding	30,472,061	30,472,061	24,437,000	24,425,699		24,425,699